Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents (Note 3)	$ 46,000,001	$ 49,117,630
Marketable securities (Note 4)	160,041	105,218
Income tax receivable (Note 9)	8,091,104	8,682,839
Prepaid expense and other	1,107,405	506,663
Total current assets	55,358,551	58,412,350
Property, plant and equipment, net (Note 5)	2,100,392	2,153,678
Right of use asset	26,926	74,415
Total assets	57,485,869	60,640,443
Current Liabilities:
Accounts payable and accrued expenses (Notes 2 and 8)	601,841	473,226
Severance accrual	547,427
Lease liability	27,819	77,093
Contingent value rights (Note 2)	60,242	60,242
Total current liabilities	1,237,329	610,561
Total liabilities	$ 1,237,329	610,561
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,679,682
Contributed surplus	20,625,372	20,625,372
Stock options (Note 8)	23,409,987	23,402,083
Accumulated deficit	(290,466,501)	(286,677,255)
Total shareholders' equity	56,248,540	60,029,882
Total liabilities and shareholders' equity	$ 57,485,869	$ 60,640,443